Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of March 2013

Collection Period	Mar-13	30/360 Days	30	Collection Period Start	1-Mar-13
Distribution Date	15-Apr-13	Actual/360 Days	31	Collection Period End	31-Mar-13
				Prior Month Settlement Date	15-Mar-13
				Current Month Settlement Date	15-Apr-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	290,871,741.39	269,314,229.20	0.198139
Yield Supplement Overcollaterization		7,321,015.41	757,188.34	676,062.34
Total Adjusted Portfolio		1,359,221,770.11	290,114,553.05	268,638,166.86
Total Adjusted Securities		1,359,221,770.11	290,114,553.05	268,638,166.86	0.197641
Class A-1 Notes	0.35590%	396,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.87000%	419,100,000.00	96,892,782.94	75,416,396.75	0.179948
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	135,450,000.00	1.000000
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	21,476,386.19	70,247.27	51.2440615	0.1676146
Class A-4 Notes	0.00	147,866.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	21,476,386.19	218,113.52

I. COLLECTIONS

Interest:
Interest Collections		1,043,793.03
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,043,793.03

Principal:
Principal Collections		21,310,248.39
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		21,310,248.39

Recoveries of Defaulted Receivables		357,652.41
Servicer Advances		25,613.84
Interest Rate Swap Receipts		0.00

Total Collections		22,737,307.67

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	41,652	290,114,553.05
Total Principal Payment		21,476,386.19
	40,366	268,638,166.86

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of March 2013

III. DISTRIBUTIONS

Total Collections	22,737,307.67
Reserve Account Draw	0.00
Total Available for Distribution	22,737,307.67

1. Interest Rate Swap Payments	0.00

2. Reimbursement of Advance	0.00

3. Servicing Fee:
Servicing Fee Due	242,393.12
Servicing Fee Paid	242,393.12
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	70,247.27

Class A-3 Notes Monthly Interest Paid	70,247.27
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of March 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	218,113.52
Total Note Monthly Interest Paid	218,113.52
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	22,276,801.03

5. Total Monthly Principal Paid on the Notes	21,476,386.19

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	21,476,386.19
Change in Total Noteholders' Principal Carryover Shortfall	0.00

6. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	800,414.84
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	800,414.84

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,398,054.43
Required Reserve Account Amount	3,398,054.43
Beginning Reserve Account Balance	3,398,054.43
Draws to Cover Shortfalls	0.00
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,398,054.43

Required Reserve Account Amount for Next Period	3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon	4.58%
Weighted Average Remaining Maturity	20.62

Principal Recoveries of Defaulted Receivables	357,652.41
Principal on Defaulted Receivables	247,263.80
Pool Balance at Beginning of Collection Period	290,871,741.39
Net Loss Ratio	-0.46%

Net Loss Ratio for Second Preceding Collection Period	0.29%
Net Loss Ratio for Preceding Collection Period	0.17%
Net Loss Ratio for Current Collection Period	-0.46%
Average Net Loss Ratio	0.00%

Cumulative Net Losses for all Periods	6,330,867.11

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A TRUST
Monthly Servicer's Certificate
for the month of March 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,616,579.91	448
61-90 Days Delinquent	698,358.68	93
91-120 Days Delinquent	167,118.55	25
Total Delinquent Receivables:	4,482,057.14	566
60+ Days Delinquencies as Percentage of Receivables	0.32%	0.29%

Delinquency Ratio for Second Preceding Collection Period		0.40%
Delinquency Ratio for Preceding Collection Period		0.36%
Delinquency Ratio for Current Collection Period		0.29%
Average Delinquency Ratio		0.35%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO